Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Columbia Contrarian Core Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	27.07%	16.10%	12.17%
Columbia Contrarian Core Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Average Annual Return, Percent	27.87%	16.83%	12.90%
Columbia Contrarian Core Fund - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Average Annual Return, Percent	27.81%	16.78%	12.84%
Columbia Contrarian Core Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	27.72%	16.69%	12.74%
Columbia Contrarian Core Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	25.45%	15.52%	11.61%
Columbia Contrarian Core Fund - Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	27.75%	16.69%	12.74%
Columbia Contrarian Core Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	20.10%	15.03%	11.80%
Without Sales Load [Member] | Columbia Contrarian Core Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (excluding sales charges)
Average Annual Return, Percent	26.45%	15.52%	11.61%
Without Sales Load [Member] | Columbia Contrarian Core Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (excluding sales charges)
Average Annual Return, Percent	27.42%	16.40%	12.46%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell® 1000 Index
Average Annual Return, Percent	26.60%	15.55%	12.66%